Annual Operating Expenses {- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund
	Jun. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.06%
Total annual operating expenses	0.85%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.